ACCOUNTS RECEIVABLE	6 Months Ended
Jun. 30, 2024
ACCOUNTS RECEIVABLE.
ACCOUNTS RECEIVABLE

NOTE 3 – ACCOUNTS RECEIVABLE

Accounts receivable are primarily agent service fee receivable due from real estate developers and are recognized and carried at the amount billed to a customer, net of allowance for expected loss from doubtful accounts.

As of June 30, 2024 and December 31, 2023, accounts receivable consisted of the following:

	June 30,	December 31,
	2024	2023
Accounts receivable	$197,278	$211,369
Allowance for CECL	(47,068)	(47,199)
Accounts receivable, net	$150,210	$164,170

ASU No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), which requires the measurement and recognition of expected credit losses to all financial assets held at amortized cost. Being a smaller reporting company, the Group adopted this standard for the year beginning January 1, 2023.

The current expected credit loss (“CECL”) model requires measurement of the expected credit loss even if that risk of loss is remote. Management believes that historical collection information is a reasonable basis on which to determine expected credit losses because the composition of the accounts receivable at the reporting date is consistent with that used in developing the historical credit-loss percentages. That is, the similar risk characteristics of the customers and their payment practices have not changed significantly over time. However, the foreseeable economic conditions will have a significant impact on the Group’s collectability of the accounts receivable. The Management believes that the treasury bill rate of the U.S. Treasury is a useful indicator to reflect the future cost of the credit and the trend of economic at the time of reporting. The Group combined treasury bill rate and the Group’s historical loss rate to determine the rates of expected estimated credit losses. The accounts receivable sharing similar risk characteristics are pooled when the CECL is calculated. Following CECL rates were used to calculate current expected credit losses:

Age of accounts receivable	Current	31-60 days	61-90 days	91-180 days	181-365 days	Over 365 days
Historical loss rate	0.00%	0.00%	0.00%	0.00%	5.00%	20.00%
Adjustment	0.45%	0.45%	0.45%	1.33%	2.56%	5.11%
CECL rate	0.45%	0.45%	0.45%	1.33%	7.56%	25.11%

Major Customers

For the six months ended June 30, 2024, the Group did not have any major active customers in the PRC market, except for an account receivable balance of approximately $122,000 from a former major customer.

For the six months ended June 30, 2023, the Group had two major wedding customers. The revenue from these two customers accounted for 23% and 15% of the Group’s revenue during that period, respectively. There was no accounts receivable from these two customers.